Unaudited interim condensed consolidated statements of changes in equity - EUR (€) € in Thousands	Total	Issued capital	Capital reserve	Currency translation reserve	Retained earnings	Non-controlling interests	Total
Balance at beginning of the period at Dec. 31, 2018	€ 27,281	€ 1,903	€ 45,342	€ (16)	€ (19,948)	€ (757)	€ 26,524
Loss for the period	(11,436)				(11,436)	(126)	(11,562)
Other comprehensive loss	10			10			10
Total comprehensive loss	(11,426)			10	(11,436)	(126)	(11,552)
Share-based payments	488		488				488
Balance at end of the period at Jun. 30, 2019	16,343	1,903	45,830	(6)	(31,384)	(883)	15,460
Balance at beginning of the period at Dec. 31, 2019	59,860	2,383	98,099		(40,622)	(938)	58,922
Loss for the period	(19,033)				(19,033)	(63)	(19,096)
Other comprehensive loss	70			70			70
Total comprehensive loss	(18,963)			70	(19,033)	(63)	(19,026)
Share-based payments	1,393		1,393				1,393
Disposal of non-wholly owned subsidiary						268	268
Acquisition of non-wholly owned subsidiary	(755)				(755)	680	(75)
Balance at end of the period at Jun. 30, 2020	€ 41,535	€ 2,383	€ 99,492	€ 70	€ (60,410)	€ (53)	€ 41,482